Document and Entity Information	Jul. 29, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	Apexigen, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39488
Entity Tax Identification Number	85-1260244
Entity Address, Address Line One	75 Shoreway Road
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	931-6236
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001814140
Common Stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	APGN
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	APGNW
Security Exchange Name	NASDAQ